Cash and cash equivalents - Schedule of Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents [abstract]
Checking and saving accounts	$ 151,146	$ 122,184
Time deposit	55,000	0
Cash on hand	229	240
Cash and cash equivalents	$ 206,375	$ 122,424	$ 211,081	$ 119,065